ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of The9 Limited (the “Company”), which was incorporated on December 22, 1999 in the Cayman Islands, its subsidiaries and variable interest entities (“VIE subsidiaries” or “VIEs”).

The Company, its subsidiaries and VIE subsidiaries are collectively referred to as the “Group”. The Group is principally engaged in the development and operation of online games and internet related businesses, including massively multiplayer online games (“MMOGs”), mobile games and TV games. The Group commercial launched Firefall, a proprietary game developed by Red 5 in North America and Europe in 2014. It conducted a limited commercial release in China in November 2015 and expect to have a large-scale commercial launch in China in the second half of 2016. The Group also expect to launch a proprietary mobile game, Song of Knights in 2016.

The Company’s principal subsidiaries and VIE subsidiaries are as follows as of December 31, 2015:

Name of entity	Date of incorporation	Place of incorporation	Legal Ownership
Subsidiaries:
GameNow.net (Hong Kong) Limited (“GameNow Hong Kong”)	January-00	Hong Kong	100%
The9 Computer Technology Consulting (Shanghai) Co., Ltd. (“The9 Computer”)	June-00	PRC	100%
China The9 Interactive Limited (“C9I”)	October-03	Hong Kong	100%
China The9 Interactive (Shanghai) Limited (“C9I Shanghai”)	February-05	PRC	100%
9Dream Limited (“9Dream”)	July-05	Hong Kong	100%
China The9 Interactive (Beijing) Limited (“C9I Beijing”)	March-07	PRC	100%
Jiu Jing Era Information Technology (Beijing) Limited (“Jiu Jing”)	April-07	PRC	100%
Jiu Tuo (Shanghai) Information Technology Limited (“Jiu Tuo”)	July-07	PRC	100%
China Crown Technology Limited (“China Crown Technology”)	November-07	Hong Kong	100%
Asian Way Development Limited (“Asian Way”)	November-07	Hong Kong	100%
New Star International Development Limited (“New Star”)	January-08	Hong Kong	100%
The9 Development Center Limited (“TDC”)	June-08	Hong Kong	100%

TDC (Asia) Limited (“TDC Asia”)	April-09	British Virgin Islands	100%
Red 5 Studios, Inc. (“Red 5”)	June-05	USA	73%
Red 5 Singapore Pte. Ltd. (“Red 5 Singapore”)	April-10	Singapore	73%
The9 Interactive, Inc. (“The9 Interactive”)	June-10	USA	100%
The9 Korea Co., Ltd. (“The9 Korea”)	February-11	Korea	100%
Red 5 Korea LLC. (“Red 5 Korea”)	November-10	Korea	100%
City Channel Ltd. (“City Channel”)	June-06	Hong Kong	100%
Variable interest entity:
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT”)	September-00	PRC	N/A (Note 4)
Shanghai Mengxiang Hulian Digital Technology Co., Ltd. (“Mengxiang Hulian”)	December-11	PRC	20% (Note 4)
Shanghai Fire Wing Information Technology Co., Ltd. (“Shanghai Fire Wing”)	January-12	PRC	N/A
Subsidiaries of Shanghai IT:
Name of entity	Date of incorporation	Place of incorporation	Legal Ownership Held by Shanghai IT
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July-11	PRC	80%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education”)	May-12	PRC	70%
Beijing Chuan Yun Interactive Network Technology Co., Ltd. (“Chuan Yun”)	February-14	PRC	100%
Shanghai Jiu Chang Investment Co., Ltd. (“Jiu Chang”)	December-14	PRC	100%
Hangzhou Firerain network Technology Co., Ltd.(“HZ Firerain”)	October- 08	PRC	100%
Shanghai Shencai Chengjiu information technology co., Ltd. (“SH Shencai”)	May-15	PRC	100%
Wuxi Chuang You Technology Co., Ltd. (“Chuang You”)	July-15	PRC	100%